Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
We consolidate entities over which we have control, as typically evidenced by a voting control of greater than 50% or for which we are the primary beneficiary, whereby we have the power to direct the most significant activities and the obligation to absorb significant losses or receive significant benefits from the entity (see Note 3 - "DLC Arrangement"). We do not separately present our noncontrolling interests in the consolidated financial statements since the amounts are insignificant. For affiliates we do not control but where significant influence over financial and operating policies exists, as typically evidenced by a voting control of 20% to 50%, the investment is accounted for using the equity method (see Note 5 - “Other Assets”).
Preparation of Financial Statements
The preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed in our financial statements. Actual results may differ from the estimates used in preparing our consolidated financial statements. All significant intercompany balances and transactions are eliminated in consolidation. Certain prior period amounts have been reclassified in the Consolidated Balance Sheets to conform to the current period presentation.
Cash and Cash Equivalents
Cash and cash equivalents include investments with maturities of three months or less at acquisition, which are stated at cost.
Inventories
Inventories consist substantially of food and beverages, hotel and restaurant products and supplies, fuel and gift shop merchandise held for resale, which are all carried at the lower of cost or market. Cost is determined using the weighted-average or first-in, first-out methods.
Property and Equipment
Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-30	0%
Buildings and improvements	10-40	0% or 10%
Computer hardware and software	3-12	0% or 10%
Transportation equipment and other	3-20	0% or 10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life (3-30)	0%

The cruise industry is very capital intensive, and at January 19, 2017, we operated 102 cruise ships. We have a capital program for the improvement of our ships and for asset replacements in order to enhance the effectiveness and efficiency of our operations; to comply with, or exceed all relevant legal and statutory requirements related to health, environment, safety, security and sustainability; and to gain strategic benefits or provide newer improved product innovations to our guests.
We account for ship improvement costs by capitalizing those costs we believe add value to our ships and have a useful life greater than one year and depreciate those improvements over its estimated useful life. The costs of repairs and maintenance, including minor improvement costs and dry-dock expenses, are charged to expense as incurred and included in other ship operating expenses. Dry-dock costs primarily represent planned major maintenance activities that are incurred when a ship is taken out-of-service for scheduled maintenance. We capitalize interest as part of the cost of acquiring ships and other capital projects during their construction period. The specifically identified or estimated cost and accumulated depreciation of previously capitalized ship components are written-off upon retirement, which may result in a loss on disposal that is also included in other ship operating expenses. Liquidated damages received from shipyards as a result of late ship delivery are recorded as reductions to the cost basis of the ship.
We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. Upon the occurrence of a triggering event, the assessment of possible impairment is based on our ability to recover the carrying value of our asset from the asset’s estimated undiscounted future cash flows. If these estimated undiscounted future cash flows are less than the carrying value of the asset, an impairment charge is recognized for the excess, if any, of the asset’s carrying value over its estimated fair value. The lowest level for which we maintain identifiable cash flows that are independent of the cash flows of other assets and liabilities is at the individual ship level. A significant amount of judgment is required in estimating the future cash flows and fair values of our cruise ships.
Intangibles
Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in a business acquisition. We review our goodwill for impairment at least annually and as events or circumstances dictate. All of our goodwill has been allocated to our reporting units. The impairment review for goodwill allows us to first assess qualitative factors to determine whether it is necessary to perform the more detailed two-step quantitative goodwill impairment test. We would perform the quantitative test if our qualitative assessment determined it is more-likely-than-not that a reporting unit’s estimated fair value is less than its carrying amount. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test for any reporting unit. When performing the quantitative test, if the estimated fair value of the reporting unit exceeds its carrying value, no further analysis or write-down of goodwill is required. However, if the estimated fair value of the reporting unit is less than the carrying value of its net assets, the estimated fair value of the reporting unit is assigned to all its underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their fair values. If necessary, goodwill is then written down to its implied fair value.

Trademarks represent substantially all of our other intangibles. For certain acquisitions, we have allocated a portion of the purchase prices to the acquiree’s identified trademarks. Trademarks are estimated to have an indefinite useful life and are not amortizable but are reviewed for impairment at least annually and as events or circumstances dictate. The impairment review for trademarks also allows us to first assess qualitative factors to determine whether it is necessary to perform a more detailed quantitative trademark impairment test. We would perform the quantitative test if our qualitative assessment determined it was more-likely-than-not that the trademarks are impaired. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test. Our trademarks would be considered impaired if their carrying value exceeds their estimated fair value. The costs of developing and maintaining our trademarks are expensed as incurred.
A significant amount of judgment is also required in estimating the fair values of our reporting units and trademarks.
Revenue and Expense Recognition
Guest cruise deposits represent unearned revenues and are initially included in customer deposit liabilities when received. Customer deposits are subsequently recognized as cruise revenues, together with revenues from onboard and other activities, and all associated direct costs and expenses of a voyage are recognized as cruise costs and expenses, upon completion of voyages with durations of ten nights or less and on a pro rata basis for voyages in excess of ten nights. The impact of recognizing these shorter duration cruise revenues and costs and expenses on a completed voyage basis versus on a pro rata basis is not significant. Future travel discount vouchers are included as a reduction of cruise passenger ticket revenues when such vouchers are utilized. Guest cancellation fees are recognized in cruise passenger ticket revenues at the time of cancellation. Revenue is recognized net of expected discounts.
Our sale to guests of air and other transportation to and from airports near the home ports of our ships are included in cruise passenger ticket revenues, and the related cost of purchasing these services are included in cruise transportation costs. The proceeds that we collect from the sales of third-party shore excursions and on behalf of our onboard concessionaires, net of the amounts remitted to them, are included in onboard and other cruise revenues as concession revenues. All of these amounts are recognized on a completed voyage or pro rata basis as discussed above.
Cruise passenger ticket revenues include fees, taxes and charges collected by us from our guests. A portion of these fees, taxes and charges vary with guest head counts and are directly imposed on a revenue-producing arrangement. This portion of the fees, taxes and charges is expensed in commissions, transportation and other costs when the corresponding revenues are recognized. These fees, taxes and charges included in passenger ticket revenues and commissions, transportation and other costs were $540 million in 2016, $524 million in 2015 and $532 million in 2014. The remaining portion of fees, taxes and charges are also included in cruise passenger ticket revenues and are expensed in other ship operating expenses when the corresponding revenues are recognized.
Revenues and expenses from our hotel and transportation operations, which are included in our Tour and Other segment, are recognized at the time the services are performed or expenses are incurred. Revenues from the long-term leasing of ships, which are also included in our Tour and Other segment, are recognized ratably over the term of the agreement.
Insurance
We maintain insurance to cover a number of risks including illness and injury to crew, guest injuries, pollution, other third-party claims in connection with our cruise activities, damage to hull and machinery for each of our ships, war risks, workers compensation, directors' and officers' liability, property damage and general liability for shoreside third-party claims. We recognize insurance recoverables from third-party insurers for recorded losses at the time the recovery is probable and upon settlement for amounts in excess of the recorded losses. All of our insurance policies are subject to coverage limits, exclusions and deductible levels. The liabilities associated with crew illnesses and crew and guest injury claims, including all legal costs, are estimated based on the specific merits of the individual claims or actuarially estimated based on historical claims experience, loss development factors and other assumptions.
Selling and Administrative Expenses
Selling expenses include a broad range of advertising, marketing and promotional expenses. Advertising is charged to expense as incurred, except for media production costs, which are expensed upon the first airing of the advertisement. Selling expenses totaled $630 million in 2016, $627 million in 2015 and $623 million in 2014. Administrative expenses represent the costs of our shoreside ship support, reservations and other administrative functions, and include salaries and related benefits, professional fees and building occupancy costs, which are typically expensed as incurred.
Foreign Currency Translations and Transactions
Each business determines its functional currency by reference to its primary economic environment. We translate the assets and liabilities of our foreign operations that have functional currencies other than the U.S. dollar at exchange rates in effect at the balance sheet date. Revenues and expenses of these foreign operations are translated at weighted-average exchange rates for the period. Their equity is translated at historical rates and the resulting foreign currency translation adjustments are included as a component of accumulated other comprehensive income (“AOCI”), which is a separate component of shareholders’ equity. Therefore, the U.S. dollar value of the non-equity translated items in our consolidated financial statements will fluctuate from period to period, depending on the changing value of the U.S. dollar versus these currencies.
We execute transactions in a number of different currencies. Exchange rate gains and losses arising from changes in foreign currency exchange rates between the time an expense is recorded and when it is settled are recognized currently in other income, net. The remeasurement of monetary assets and liabilities denominated in a currency other than the functional currency of the entity involved are also recognized in other income, net, unless such monetary liabilities have been designated to act as hedges of net investments in our foreign operations. The net gains or losses resulting from foreign currency transactions were insignificant in 2016, 2015 and 2014. In addition, the unrealized gains or losses on our long-term intercompany receivables which are denominated in a non-functional currency and which are not expected to be repaid in the foreseeable future are recorded as foreign currency translation adjustments.
Share-Based Compensation
We recognize compensation expense for all share-based compensation awards using the fair value method. For time-based share awards, we recognize compensation cost ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if less than the vesting period. For performance-based share awards, we estimate compensation cost based on the probability of the performance condition being achieved and recognize expense ratably using the straight-line attribution method over the expected vesting period. If all or a portion of the performance condition is not expected to be met, the appropriate amount of previously recognized compensation expense will be reversed and future compensation expense will be adjusted accordingly. For market-based share awards, we recognize compensation cost ratably using the straight-line attribution method over the expected vesting period. If the target market conditions are not expected to be met, compensation expense will still be recognized. In addition, we estimate the amount of expected forfeitures based on historical forfeiture experience when calculating compensation cost. We revise our forfeiture estimates, if the actual forfeitures that occur are significantly different from our estimates.
Earnings Per Share
Basic earnings per share is computed by dividing net income by the weighted-average number of shares outstanding during each period. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares and common stock equivalents outstanding during each period. For earnings per share purposes, Carnival Corporation common stock and Carnival plc ordinary shares are considered a single class of shares since they have equivalent rights (see Note 3 - "DLC Arrangement").
Accounting Pronouncements

Amended guidance was issued by the Financial Accounting Standards Board (“FASB”) regarding the accounting for Service Concession Arrangements. The new guidance defines a service concession as an arrangement between a public-sector grantor, such as a port authority, and a company that will operate and maintain the grantor's infrastructure for a specified period of time. In exchange, the company may be given a right to charge the public, such as our cruise guests, for the use of the infrastructure. This guidance required us to record certain of the infrastructure we had constructed to be used by us pursuant to a service concession arrangement outside of property and equipment. On December 1, 2015, we adopted this guidance and, accordingly, reclassified $70 million from Property and Equipment, Net to Other Intangibles on our November 30, 2015 Consolidated Balance Sheet (see Note 11 - “Nonfinancial Instruments that are Measured at Fair Value on a Nonrecurring Basis”).

The FASB issued amended guidance regarding accounting for Interest - Imputation of Interest, which simplifies the presentation of debt issuance costs. The guidance requires that debt issuance costs related to a recognized debt liability be presented on the balance sheet as a direct deduction from the carrying amount of that debt liability. We will adopt this guidance in the first quarter of 2017 on a retrospective basis. Adoption will not have a material impact to our Consolidated Balance Sheets.

The FASB issued amended guidance regarding accounting for Intangibles - Goodwill and Other - Internal-Use Software, which clarifies the accounting for fees paid in a cloud computing arrangement. The amendments provide guidance to customers about whether a cloud computing arrangement includes a software license or if the arrangement should be accounted for as a service contract. The amendments will impact the accounting for software licenses but will not change a customer's accounting for service contracts. We will adopt this guidance in the first quarter of 2017 on a prospective basis. Adoption will not have a material impact to our consolidated financial statements.

The FASB issued amended guidance regarding Compensation - Stock Compensation - Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. We intend to early adopt this guidance in the first quarter of fiscal 2017 on a modified retrospective basis. Adoption will not have a material impact to our consolidated financial statements.

The FASB issued amended guidance regarding accounting for Derivatives and Hedging - Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, which clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. This guidance is required to be adopted by us in the first quarter of 2018 and can be applied on either a prospective or modified retrospective basis. Early adoption is permitted, including adoption in an interim period. The adoption of this guidance is not expected to have a material impact to our consolidated financial statements.

The FASB issued amended guidance regarding accounting for Derivatives and Hedging - Contingent Put and Call Options in Debt Instruments, which clarifies the requirements for assessing whether contingent call and put options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts or whether the embedded call and put options should be bifurcated from the related debt instrument and accounted for separately as a derivative. This guidance is required to be adopted by us in the first quarter of 2018 and must be applied using a modified retrospective approach. Early adoption is permitted, including adoption in an interim period. The adoption of this guidance is not expected to have a material impact to our consolidated financial statements.

The FASB issued amended guidance regarding Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments are aimed at reducing the existing diversity in practice. The guidance is required to be adopted by us in the first quarter of fiscal 2019 and should be applied using a retrospective transition method for each period presented. Early adoption is permitted, including adoption in an interim period. The adoption of this guidance is not expected to have a material impact to our consolidated financial statements.

The FASB issued amended guidance regarding accounting for Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. When effective, this standard will replace most existing revenue recognition guidance in U.S. generally accepted accounting principles (“U.S. GAAP”). The standard also requires more detailed disclosures and provides additional guidance for transactions that were not comprehensively addressed in U.S. GAAP. This guidance is required to be adopted by us in the first quarter of fiscal 2019 by either recasting all years presented in our financial statements or by recording the impact of adoption as an adjustment to retained earnings at the beginning of the year of adoption. We are currently evaluating the impact this guidance will have on our consolidated financial statements.

The FASB issued guidance regarding accounting for Leases, which requires an entity to recognize both assets and liabilities arising from financing and operating leases, along with additional qualitative and quantitative disclosures. This guidance is required to be adopted by us in the first quarter of fiscal 2020. We are currently evaluating the impact this guidance will have on our consolidated financial statements.